Delinquent Participant Contributions (Details) - Covista Retirement Plan (the "Plan") - USD ($)	5 Months Ended	12 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Amount failed to remit to plan in a timely manner		$ 10,816	$ 891
Participant contribution, transferred late to plan		$ 11,311
Subsequent event
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Participant contribution, transferred late to plan	$ 396